UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/01

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             SCFF Management, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-06135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Moritz
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Michael Moritz    Menlo Park, California    07/31/01

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F  COMBINATION  REPORT  (Check  here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     7
Form 13F Information Table Value Total:     $21,302
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                     SCFF MANAGEMENT, LLC
                                                  FORM 13F INFORMATION TABLE
                                                        AS OF 06/30/01
                                                                                                             Voting Authority
                               Title                 Value       Shares/  Sh/ Put/  Invstmt   Other         ----------------
Name of Issuer               of class     CUSIP     (x$1000)     PrnAmt   Prn Call  Dscretn  Managers      Sole      Shared   None
--------------               --------     -----     --------     ------   --- ----  -------  --------      ----      ------   ----
MEDICALOGIC                   COMMON    584642102      311      526,317   SH         SOLE                 526,317
MP3.COM                       COMMON    62473M109    2,425      500,000   SH         SOLE                 500,000
NEXTCARD                      COMMON    65332K107    6,726      608,700   SH         SOLE                 608,700
SABA SOFTWARE                 COMMON    784932105    8,682      529,056   SH         SOLE                 529,056
SCIENT                        COMMON    80864H109    1,211    1,301,660   SH         SOLE               1,301,660
VA LINUX                      COMMON    91819B105    1,632      466,322   SH         SOLE                 466,322
WEBVAN                        COMMON    94845V103      315    3,940,110   SH         SOLE               3,940,110
